Derivative financial instruments	3 Months Ended
Mar. 31, 2021
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 9. - Derivative financial instruments

The breakdowns of the fair value amount of the derivative financial instruments as of March 31, 2021 and December 31, 2020 are as follows:

	Balance as of March 31, 2021		Balance as of December 31, 2020
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	1,795	263,271	898	302,302
Foreign exchange derivatives instruments	1,533	-	661	-
Notes conversion option (Note 14)	-	24,590	-	25,882
Total	3,328	287,861	1,559	328,184

The derivatives are primarily interest rate cash flow hedges. All are classified as non-current assets or non-current liabilities, as they hedge long-term financing agreements.

The net amount of the fair value of interest rate derivatives designated as cash flow hedges transferred to the consolidated condensed income statement is a loss of $14.0 million for the three-month period ended March 31, 2021 (loss of $14.5 million for the three-month period ended March 31, 2020).

The after-tax results accumulated in equity in connection with derivatives designated as cash flow hedges as of March 2021 and December 31, 2020 amount to a profit of $126.1 million and $96.6 million, respectively.

Additionally, the Company owns the following derivatives instruments:

-
currency options with leading international financial institutions, which guarantee minimum Euro-U.S. dollar exchange rates. The strategy of the Company is to hedge the exchange rate for the distributions from its Spanish assets after deducting euro-denominated interest payments and euro-denominated general and administrative expenses. Through currency options, the Company hedges 100% of its euro-denominated net exposure for the next 12 months and 75% of its euro denominated net exposure for the following 12 months, on a rolling basis. Hedge accounting is not applied to these options

-
the conversion option of notes issued in July 2020 (Note 14), with a negative fair value of $25 million as of March 31, 2021 recorded as a derivative liability (derivative liability of $26 million as of December 31, 2020).